OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS, NET
Schedule of Other non-current assets

		December 31,
		2020	2021
		RMB	RMB
Other non-current assets:
Rent and property management deposits		51,786	48,531
Loans made to employees	(a)	30,284	16,825
Prepayment for equipment and leasehold improvement		10,276	8,443
Others		3,479	2,241
Total other non-current assets, net		95,825	76,040

(a)	Starting from 2016, the Company began to provide five-year loans with annual interest rates within a range from 3.325% to 5.0% to the employees for their purchase of houses. Some employees’ loans are pledged by their share options. The interest was paid monthly and the principal was repaid upon maturity.